ACCOUNTS RECEIVABLE (Details- Accounts receivable) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 215,060	$ 185,044	$ 1,462,463
Accounts receivable - related party	1,760,625	294,434
Allowance for credit losses		(76,037)
Accounts receivable, net	$ 1,975,685	$ 403,441	$ 1,462,463